Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,000,000,000.00
Previously Paid Amount	286,177.21
Total Fee Amount	985,119.26
Total Offset Amount	0.00
Net Fee	698,942.05
Narrative - Max Aggregate Offering Price	$ 7,000,000,000.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true